UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2022

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund

Annual Report
December 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-19.91%	4.39%	8.89%
Class M (incl.3.50% sales charge)	-18.16%	4.64%	8.89%
Class C (incl. contingent deferred sales charge)	-16.50%	4.80%	8.86%
Class I	-14.77%	5.94%	9.83%
Class Z	-14.67%	6.07%	9.98%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class A, on December 31, 2012, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

33,000
30,000
25,000
20,000
15,000
10,000
$9,400
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022
Period Ending Values
$23,426 Fidelity Advisor® Mid Cap II Fund - Class A
$27,833 S&P MidCap 400® Index

Management's Discussion of Fund Performance
Market Recap:
U.S. equities returned -18.11% in 2022, according to the S&P 500 ® index, as a multitude of risk factors challenged the global economy. It was the index's lowest calendar-year return since 2008 and first retreat since 2018. High inflation prompted the Federal Reserve to aggressively tighten monetary policy, and market interest rates eclipsed their highest level in a decade, stoking recession fears and sending stocks into bear market territory. Since March, the Fed hiked its benchmark rate seven times, by 4.25 percentage points - the fastest-ever pace of monetary tightening - while also shrinking its massive portfolio. Against this backdrop, the S&P 500® posted its worst year-to-date result (-23.87%) in 20 years through September, a seasonally weak month that stayed true to form, with volatility spiking due to growing certainty the Fed would persist in its effort to cool inflation, even at the expense of economic growth. Three of the index's worst monthly returns ever were recorded in 2022, as it shed 8% to 9% in April, June and September. Gains of similar proportion were made in July and October, amid optimism on inflation and policy easing. November (+6%) began with a rate hike of 0.75% and ended on a high note when the Fed signaled its intent to slow its pace of rate rises. For the year, value stocks handily outpaced growth. This headwind was pronounced in the growthier communication services (-40%), consumer discretionary (-37%) and information technology (-28%) sectors. In sharp contrast, energy (+66%) shined.
Comments from Co-Managers Thomas Allen and Daniel Sherwood:
For the year ending December 31, 2022, the fund's share classes (excluding sales charges, if applicable) returned about -16% to -15%, trailing the -13.06% result of the benchmark S&P MidCap 400 Index. Versus the benchmark, security selection was the primary detractor, especially within the industrials sector. Weak picks among materials and consumer staples stocks also proved detrimental. A non-benchmark stake in Generac Holdings was the fund's largest individual relative detractor, due to its approximately -71% result. An out-of-benchmark investment in Caesars Entertainment (-55%) further pressured relative performance, as did the decision to avoid Steel Dynamics, a benchmark component that gained 71% in 2022. In contrast, the top contributors to performance versus the benchmark were investment choices and an overweighting in the market-leading energy sector. Also boosting the portfolio's relative return was security selection and an overweighting in utilities, along with favorable picks and smaller-than-benchmark exposure to real estate firms. Lastly, the fund's position in cash added notable value the past year. Our non-benchmark stake in Cheniere Energy was the fund's top individual relative contributor, driven by a gain of 51%. An out-of-benchmark position in Hess (+95%) also helped, followed by outsized exposure to Antero Resources (+79%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary December 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Deckers Outdoor Corp.	1.8
Jabil, Inc.	1.4
ITT, Inc.	1.3
Churchill Downs, Inc.	1.3
Five Below, Inc.	1.3
Wintrust Financial Corp.	1.3
OGE Energy Corp.	1.2
KBR, Inc.	1.1
Flex Ltd.	1.1
Willscot Mobile Mini Holdings	1.1
12.9

Market Sectors (% of Fund's net assets)

Industrials	18.4
Financials	14.7
Information Technology	12.8
Consumer Discretionary	12.6
Health Care	9.0
Real Estate	7.1
Materials	7.0
Energy	5.8
Utilities	5.0
Consumer Staples	4.6
Communication Services	1.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 11.6%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2022
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.7%
Entertainment - 0.2%
Live Nation Entertainment, Inc. (a)	36,300	2,531,562
Interactive Media & Services - 0.8%
Bumble, Inc. (a)	255,800	5,384,590
IAC, Inc. (a)	112,000	4,972,800
		10,357,390
Media - 0.7%
Interpublic Group of Companies, Inc.	300,294	10,002,793
TOTAL COMMUNICATION SERVICES		22,891,745
CONSUMER DISCRETIONARY - 12.6%
Distributors - 0.2%
Pool Corp.	6,700	2,025,611
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc. (a)	31,200	3,296,592
Hotels, Restaurants & Leisure - 4.3%
ARAMARK Holdings Corp.	255,900	10,578,906
Bowlero Corp. Class A (a)	185,737	2,503,735
Caesars Entertainment, Inc. (a)	133,849	5,568,118
Churchill Downs, Inc.	83,900	17,738,977
Domino's Pizza, Inc.	21,000	7,274,400
Jubilant Foodworks Ltd.	152,980	943,002
Light & Wonder, Inc. Class A (a)	87,600	5,133,360
Noodles & Co. (a)	640,000	3,513,600
Vail Resorts, Inc.	17,300	4,123,455
Xponential Fitness, Inc. (a)(b)	5,186	118,915
		57,496,468
Household Durables - 1.4%
KB Home	73,100	2,328,235
Lovesac (a)	36,717	808,141
NVR, Inc. (a)	1,515	6,988,059
Taylor Morrison Home Corp. (a)	270,800	8,218,780
		18,343,215
Internet & Direct Marketing Retail - 0.1%
Revolve Group, Inc. (a)(b)	70,500	1,569,330
Leisure Products - 0.3%
YETI Holdings, Inc. (a)	111,900	4,622,589
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	139,400	7,324,076
America's Car Mart, Inc. (a)	20,200	1,459,652
Dick's Sporting Goods, Inc. (b)	78,400	9,430,736
Five Below, Inc. (a)	97,500	17,244,825
Floor & Decor Holdings, Inc. Class A (a)(b)	18,800	1,309,044
Williams-Sonoma, Inc. (b)	85,800	9,860,136
		46,628,469
Textiles, Apparel & Luxury Goods - 2.5%
Capri Holdings Ltd. (a)	173,200	9,927,824
Deckers Outdoor Corp. (a)	59,775	23,859,786
		33,787,610
TOTAL CONSUMER DISCRETIONARY		167,769,884
CONSUMER STAPLES - 4.6%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	21,200	6,985,824
Food & Staples Retailing - 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	218,700	14,469,192
Performance Food Group Co. (a)	172,800	10,089,792
Sprouts Farmers Market LLC (a)	228,400	7,393,308
U.S. Foods Holding Corp. (a)	328,600	11,178,972
United Natural Foods, Inc. (a)	93,300	3,611,643
		46,742,907
Food Products - 0.4%
Nomad Foods Ltd. (a)	285,200	4,916,848
Personal Products - 0.2%
Olaplex Holdings, Inc. (a)(b)	398,200	2,074,622
TOTAL CONSUMER STAPLES		60,720,201
ENERGY - 5.8%
Energy Equipment & Services - 2.2%
Baker Hughes Co. Class A	253,400	7,482,902
Championx Corp.	147,900	4,287,621
Nextier Oilfield Solutions, Inc. (a)	656,200	6,063,288
TechnipFMC PLC (a)	911,000	11,105,090
		28,938,901
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (a)	215,000	6,662,850
Cheniere Energy, Inc.	64,900	9,732,404
Hess Corp.	73,800	10,466,316
Magnolia Oil & Gas Corp. Class A	190,000	4,455,500
New Fortress Energy, Inc.	113,514	4,815,264
Ovintiv, Inc.	72,900	3,696,759
Range Resources Corp.	323,797	8,101,401
		47,930,494
TOTAL ENERGY		76,869,395
FINANCIALS - 14.7%
Banks - 5.9%
Bancorp, Inc., Delaware (a)	379,500	10,770,210
Comerica, Inc.	67,900	4,539,115
East West Bancorp, Inc.	196,600	12,955,940
First Republic Bank	51,600	6,289,524
Huntington Bancshares, Inc.	651,457	9,185,544
M&T Bank Corp.	46,500	6,745,290
Popular, Inc.	92,700	6,147,864
Signature Bank	42,600	4,908,372
Wintrust Financial Corp.	200,900	16,980,068
		78,521,927
Capital Markets - 2.3%
Ameriprise Financial, Inc.	25,387	7,904,750
Northern Trust Corp.	96,500	8,539,285
Raymond James Financial, Inc.	84,086	8,984,589
TMX Group Ltd.	57,300	5,735,078
		31,163,702
Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	234,900	6,741,630
Insurance - 5.6%
American Financial Group, Inc.	42,300	5,806,944
Arch Capital Group Ltd. (a)	176,700	11,093,226
Assurant, Inc.	43,200	5,402,592
Hartford Financial Services Group, Inc.	141,900	10,760,277
Old Republic International Corp.	357,800	8,640,870
Primerica, Inc.	94,558	13,410,216
Reinsurance Group of America, Inc.	95,291	13,539,898
Selective Insurance Group, Inc.	64,400	5,706,484
		74,360,507
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	117,729	4,577,304
TOTAL FINANCIALS		195,365,070
HEALTH CARE - 9.0%
Biotechnology - 1.8%
Argenx SE ADR (a)	7,000	2,651,810
Blueprint Medicines Corp. (a)	31,000	1,358,110
Exelixis, Inc. (a)	319,700	5,127,988
Legend Biotech Corp. ADR (a)	41,800	2,086,656
Neurocrine Biosciences, Inc. (a)	33,600	4,013,184
United Therapeutics Corp. (a)	30,300	8,426,127
		23,663,875
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	150,910	6,982,606
Envista Holdings Corp. (a)	202,600	6,821,542
Hologic, Inc. (a)	59,179	4,427,181
Masimo Corp. (a)	16,300	2,411,585
ResMed, Inc.	17,327	3,606,269
The Cooper Companies, Inc.	15,839	5,237,482
Zimmer Biomet Holdings, Inc.	77,500	9,881,250
		39,367,915
Health Care Providers & Services - 2.1%
agilon health, Inc. (a)	115,100	1,857,714
Guardant Health, Inc. (a)	23,400	636,480
Molina Healthcare, Inc. (a)	39,900	13,175,778
Option Care Health, Inc. (a)	401,400	12,078,126
		27,748,098
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	11,500	4,835,635
ICON PLC (a)	14,700	2,855,475
Thermo Fisher Scientific, Inc.	6,430	3,540,937
		11,232,047
Pharmaceuticals - 1.3%
Royalty Pharma PLC	255,900	10,113,168
UCB SA	97,000	7,638,003
		17,751,171
TOTAL HEALTH CARE		119,763,106
INDUSTRIALS - 18.4%
Aerospace & Defense - 1.5%
AerSale Corp. (a)	178,000	2,887,160
Axon Enterprise, Inc. (a)	43,900	7,284,327
Howmet Aerospace, Inc.	221,900	8,745,079
Spirit AeroSystems Holdings, Inc. Class A	55,100	1,630,960
		20,547,526
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	185,900	4,829,682
GXO Logistics, Inc. (a)	116,088	4,955,797
		9,785,479
Building Products - 1.0%
Builders FirstSource, Inc. (a)	203,700	13,216,056
Commercial Services & Supplies - 0.5%
Driven Brands Holdings, Inc. (a)	232,800	6,357,768
Construction & Engineering - 1.9%
Quanta Services, Inc.	76,400	10,887,000
Willscot Mobile Mini Holdings (a)	323,000	14,589,910
		25,476,910
Electrical Equipment - 3.3%
Acuity Brands, Inc.	60,400	10,002,844
AMETEK, Inc.	83,400	11,652,648
Generac Holdings, Inc. (a)	38,800	3,905,608
Regal Rexnord Corp.	100,902	12,106,222
Sunrun, Inc. (a)	250,807	6,024,384
		43,691,706
Machinery - 4.2%
Crane Holdings Co.	134,600	13,520,570
Fortive Corp.	162,800	10,459,900
IDEX Corp.	40,000	9,133,200
Ingersoll Rand, Inc.	105,700	5,522,825
ITT, Inc.	218,759	17,741,355
		56,377,850
Marine - 0.3%
Clarkson PLC	99,769	3,901,919
Professional Services - 3.0%
ASGN, Inc. (a)	98,099	7,993,107
FTI Consulting, Inc. (a)	57,800	9,178,640
Jacobs Solutions, Inc.	64,786	7,778,855
KBR, Inc.	292,300	15,433,440
		40,384,042
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	37,400	6,521,064
Trading Companies & Distributors - 1.5%
NOW, Inc. (a)	346,000	4,394,200
RS GROUP PLC	655,643	7,098,088
Univar Solutions, Inc. (a)	243,600	7,746,480
		19,238,768
TOTAL INDUSTRIALS		245,499,088
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.9%
Digi International, Inc. (a)	334,500	12,225,975
Electronic Equipment & Components - 3.2%
CDW Corp.	37,551	6,705,858
Flex Ltd. (a)	685,400	14,708,684
Jabil, Inc.	283,974	19,367,027
Trimble, Inc. (a)	46,400	2,345,984
		43,127,553
IT Services - 5.1%
Amadeus IT Holding SA Class A (a)	164,800	8,549,457
Concentrix Corp.	89,900	11,971,084
EPAM Systems, Inc. (a)	16,800	5,506,032
Euronet Worldwide, Inc. (a)	84,191	7,945,947
Genpact Ltd.	251,343	11,642,208
GoDaddy, Inc. (a)	93,300	6,980,706
Shift4 Payments, Inc. (a)	72,200	4,038,146
WNS Holdings Ltd. sponsored ADR (a)	142,500	11,398,575
		68,032,155
Semiconductors & Semiconductor Equipment - 2.3%
Marvell Technology, Inc.	59,700	2,211,288
MKS Instruments, Inc.	76,700	6,498,791
onsemi (a)	159,400	9,941,778
SolarEdge Technologies, Inc. (a)	19,900	5,637,073
Teradyne, Inc.	71,000	6,201,850
		30,490,780
Software - 1.3%
Black Knight, Inc. (a)	97,000	5,989,750
Dynatrace, Inc. (a)	241,400	9,245,620
PowerSchool Holdings, Inc. (a)	84,500	1,950,260
		17,185,630
TOTAL INFORMATION TECHNOLOGY		171,062,093
MATERIALS - 7.0%
Chemicals - 1.9%
Cabot Corp.	50,000	3,342,000
Celanese Corp. Class A	50,400	5,152,896
CF Industries Holdings, Inc.	72,700	6,194,040
Element Solutions, Inc.	565,000	10,277,350
		24,966,286
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	30,300	10,240,491
Containers & Packaging - 0.9%
Avery Dennison Corp.	50,100	9,068,100
Sealed Air Corp.	68,200	3,401,816
		12,469,916
Metals & Mining - 3.4%
Agnico Eagle Mines Ltd. (Canada) (b)	115,206	5,986,628
Commercial Metals Co.	93,500	4,516,050
First Quantum Minerals Ltd.	563,600	11,775,660
Lynas Rare Earths Ltd. (a)	656,162	3,458,968
Reliance Steel & Aluminum Co.	56,800	11,498,592
Wheaton Precious Metals Corp.	199,300	7,786,536
		45,022,434
TOTAL MATERIALS		92,699,127
REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	36,600	5,331,522
CubeSmart	133,500	5,373,375
EastGroup Properties, Inc.	77,200	11,430,232
Equity Lifestyle Properties, Inc.	59,100	3,817,860
Highwoods Properties, Inc. (SBI)	168,500	4,714,630
Invitation Homes, Inc.	287,500	8,521,500
Lamar Advertising Co. Class A	131,300	12,394,720
Mid-America Apartment Communities, Inc.	34,000	5,337,660
National Retail Properties, Inc.	111,400	5,097,664
Ryman Hospitality Properties, Inc.	114,400	9,355,632
Sun Communities, Inc.	28,100	4,018,300
Terreno Realty Corp.	52,900	3,008,423
Ventas, Inc.	223,400	10,064,170
		88,465,688
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	80,491	6,194,587
TOTAL REAL ESTATE		94,660,275
UTILITIES - 5.0%
Electric Utilities - 2.6%
Constellation Energy Corp.	113,800	9,810,698
OGE Energy Corp.	414,000	16,373,700
PG&E Corp. (a)	545,600	8,871,456
		35,055,854
Independent Power and Renewable Electricity Producers - 1.9%
Clearway Energy, Inc. Class C	221,200	7,049,644
NextEra Energy Partners LP	132,100	9,258,889
The AES Corp.	300,400	8,639,504
		24,948,037
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	100,500	5,963,670
TOTAL UTILITIES		65,967,561
TOTAL COMMON STOCKS (Cost $1,026,228,857)		1,313,267,545

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (c)	20,868,582	20,872,756
Fidelity Securities Lending Cash Central Fund 4.37% (c)(d)	25,304,220	25,306,750
TOTAL MONEY MARKET FUNDS (Cost $46,179,506)		46,179,506

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,072,408,363)	1,359,447,051
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(29,047,203)
NET ASSETS - 100.0%	1,330,399,848

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	19,460,777	233,513,256	232,101,277	235,958	-	-	20,872,756	0.0%
Fidelity Securities Lending Cash Central Fund 4.37%	60,658,850	321,221,105	356,573,205	47,449	-	-	25,306,750	0.1%
Total	80,119,627	554,734,361	588,674,482	283,407	-	-	46,179,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	22,891,745	22,891,745	-	-
Consumer Discretionary	167,769,884	166,826,882	943,002	-
Consumer Staples	60,720,201	60,720,201	-	-
Energy	76,869,395	76,869,395	-	-
Financials	195,365,070	195,365,070	-	-
Health Care	119,763,106	119,763,106	-	-
Industrials	245,499,088	245,499,088	-	-
Information Technology	171,062,093	162,512,636	8,549,457	-
Materials	92,699,127	89,240,159	3,458,968	-
Real Estate	94,660,275	94,660,275	-	-
Utilities	65,967,561	65,967,561	-	-

Money Market Funds	46,179,506	46,179,506	-	-
Total Investments in Securities:	1,359,447,051	1,346,495,624	12,951,427	-
Financial Statements
Statement of Assets and Liabilities
		December 31, 2022

Assets
Investment in securities, at value (including securities loaned of $24,445,221) - See accompanying schedule:
Unaffiliated issuers (cost $1,026,228,857)	$1,313,267,545
Fidelity Central Funds (cost $46,179,506)	46,179,506

Total Investment in Securities (cost $1,072,408,363)		$1,359,447,051
Cash		35,700
Foreign currency held at value (cost $27,877)		28,061
Receivable for fund shares sold		194,890
Dividends receivable		1,090,672
Distributions receivable from Fidelity Central Funds		67,655
Prepaid expenses		1,555
Other receivables		698
Total assets		1,360,866,282
Liabilities
Payable for investments purchased	$13,414
Payable for fund shares redeemed	3,974,884
Accrued management fee	596,305
Distribution and service plan fees payable	290,134
Other affiliated payables	237,574
Other payables and accrued expenses	47,373
Collateral on securities loaned	25,306,750
Total Liabilities		30,466,434
Net Assets		$1,330,399,848
Net Assets consist of:
Paid in capital		$1,042,670,664
Total accumulated earnings (loss)		287,729,184
Net Assets		$1,330,399,848

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($651,156,237 ÷ 34,300,375 shares) (a)		$18.98
Maximum offering price per share (100/94.25 of $18.98)		$20.14
Class M :
Net Asset Value and redemption price per share ($268,866,729 ÷ 14,725,233 shares) (a)		$18.26
Maximum offering price per share (100/96.50 of $18.26)		$18.92
Class C :
Net Asset Value and offering price per share ($43,947,486 ÷ 2,818,741 shares) (a)		$15.59
Class I :
Net Asset Value , offering price and redemption price per share ($308,671,861 ÷ 15,541,182 shares)		$19.86
Class Z :
Net Asset Value , offering price and redemption price per share ($57,757,535 ÷ 2,912,140 shares)		$19.83
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended December 31, 2022
Investment Income
Dividends		$16,591,996
Income from Fidelity Central Funds (including $47,449 from security lending)		283,407
Total Income		16,875,403
Expenses
Management fee	$7,530,732
Transfer agent fees	2,569,540
Distribution and service plan fees	3,702,583
Accounting fees	422,798
Custodian fees and expenses	24,443
Independent trustees' fees and expenses	4,991
Registration fees	96,028
Audit	64,669
Legal	3,774
Miscellaneous	6,751
Total expenses before reductions	14,426,309
Expense reductions	(48,668)
Total expenses after reductions		14,377,641
Net Investment income (loss)		2,497,762
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	60,673,345
Foreign currency transactions	(42,383)
Total net realized gain (loss)		60,630,962
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(319,562,685)
Assets and liabilities in foreign currencies	(4,315)
Total change in net unrealized appreciation (depreciation)		(319,567,000)
Net gain (loss)		(258,936,038)
Net increase (decrease) in net assets resulting from operations		$(256,438,276)
Statement of Changes in Net Assets

	Year ended December 31, 2022	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,497,762	$1,662,742
Net realized gain (loss)	60,630,962	279,860,244
Change in net unrealized appreciation (depreciation)	(319,567,000)	77,219,062
Net increase (decrease) in net assets resulting from operations	(256,438,276)	358,742,048
Distributions to shareholders	(75,929,514)	(287,094,375)
Share transactions - net increase (decrease)	(49,988,189)	154,593,675
Total increase (decrease) in net assets	(382,355,979)	226,241,348

Net Assets
Beginning of period	1,712,755,827	1,486,514,479
End of period	$1,330,399,848	$1,712,755,827

Financial Highlights
Fidelity Advisor® Mid Cap II Fund Class A

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.56	$22.59	$19.31	$16.21	$20.94
Income from Investment Operations
Net investment income (loss) A,B	.04	.03	.01	.08	.04
Net realized and unrealized gain (loss)	(3.54)	5.40	3.52	3.64	(3.06)
Total from investment operations	(3.50)	5.43	3.53	3.72	(3.02)
Distributions from net investment income	(.02)	(.01)	(.03)	(.08)	(.04)
Distributions from net realized gain	(1.06)	(4.46)	(.22)	(.54)	(1.67)
Total distributions	(1.08)	(4.46) C	(.25)	(.62)	(1.71)
Net asset value, end of period	$18.98	$23.56	$22.59	$19.31	$16.21
Total Return D,E	(15.02)%	24.92%	18.34%	23.31%	(15.10)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.01%	1.00%	1.05%	1.04%	1.04%
Expenses net of fee waivers, if any	1.01%	1.00%	1.05%	1.04%	1.04%
Expenses net of all reductions	1.01%	1.00%	1.04%	1.03%	1.03%
Net investment income (loss)	.17%	.11%	.06%	.43%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$651,156	$828,601	$674,103	$653,829	$552,289
Portfolio turnover rate H	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Mid Cap II Fund Class M

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.74	$21.94	$18.78	$15.78	$20.43
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.03)	(.03)	.03	(.01)
Net realized and unrealized gain (loss)	(3.41)	5.23	3.41	3.55	(2.97)
Total from investment operations	(3.42)	5.20	3.38	3.58	(2.98)
Distributions from net investment income	-	-	-	(.03)	- C
Distributions from net realized gain	(1.06)	(4.40)	(.22)	(.54)	(1.67)
Total distributions	(1.06)	(4.40)	(.22)	(.58) D	(1.67)
Net asset value, end of period	$18.26	$22.74	$21.94	$18.78	$15.78
Total Return E,F	(15.19)%	24.58%	18.05%	23.03%	(15.26)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.25%	1.25%	1.28%	1.28%	1.28%
Expenses net of fee waivers, if any	1.25%	1.25%	1.28%	1.28%	1.28%
Expenses net of all reductions	1.25%	1.25%	1.28%	1.27%	1.27%
Net investment income (loss)	(.07)%	(.13)%	(.17)%	.20%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$268,867	$347,492	$308,136	$311,665	$285,590
Portfolio turnover rate I	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Mid Cap II Fund Class C

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.71	$19.51	$16.82	$14.23	$18.70
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.15)	(.12)	(.06)	(.10)
Net realized and unrealized gain (loss)	(2.95)	4.63	3.03	3.19	(2.70)
Total from investment operations	(3.06)	4.48	2.91	3.13	(2.80)
Distributions from net investment income	-	-	-	-	- C
Distributions from net realized gain	(1.06)	(4.28)	(.22)	(.54)	(1.67)
Total distributions	(1.06)	(4.28)	(.22)	(.54)	(1.67)
Net asset value, end of period	$15.59	$19.71	$19.51	$16.82	$14.23
Total Return D,E	(15.71)%	23.91%	17.36%	22.39%	(15.72)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.83%	1.83%	1.86%	1.84%	1.81%
Expenses net of fee waivers, if any	1.83%	1.82%	1.86%	1.84%	1.81%
Expenses net of all reductions	1.83%	1.82%	1.85%	1.83%	1.80%
Net investment income (loss)	(.65)%	(.71)%	(.75)%	(.36)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$43,947	$67,519	$93,765	$104,617	$167,310
Portfolio turnover rate H	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Mid Cap II Fund Class I

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.59	$23.41	$19.99	$16.75	$21.57
Income from Investment Operations
Net investment income (loss) A,B	.09	.10	.07	.14	.11
Net realized and unrealized gain (loss)	(3.69)	5.61	3.65	3.76	(3.16)
Total from investment operations	(3.60)	5.71	3.72	3.90	(3.05)
Distributions from net investment income	(.07)	(.07)	(.08)	(.12)	(.10)
Distributions from net realized gain	(1.06)	(4.46)	(.22)	(.54)	(1.67)
Total distributions	(1.13)	(4.53)	(.30)	(.66)	(1.77)
Net asset value, end of period	$19.86	$24.59	$23.41	$19.99	$16.75
Total Return C	(14.77)%	25.24%	18.68%	23.64%	(14.80)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.74%	.73%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.73%	.73%	.76%	.75%	.76%
Expenses net of all reductions	.73%	.73%	.75%	.75%	.75%
Net investment income (loss)	.45%	.39%	.35%	.72%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$308,672	$419,860	$378,711	$469,139	$926,420
Portfolio turnover rate F	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Mid Cap II Fund Class Z

Years ended December 31,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.56	$23.39	$19.97	$16.74	$21.57
Income from Investment Operations
Net investment income (loss) A,B	.12	.13	.09	.16	.13
Net realized and unrealized gain (loss)	(3.69)	5.60	3.66	3.77	(3.17)
Total from investment operations	(3.57)	5.73	3.75	3.93	(3.04)
Distributions from net investment income	(.10)	(.11)	(.11)	(.16)	(.13)
Distributions from net realized gain	(1.06)	(4.46)	(.22)	(.54)	(1.67)
Total distributions	(1.16)	(4.56) C	(.33)	(.70)	(1.79) C
Net asset value, end of period	$19.83	$24.56	$23.39	$19.97	$16.74
Total Return D	(14.67)%	25.38%	18.84%	23.84%	(14.74)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.61%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.61%	.61%	.63%	.63%	.63%
Expenses net of all reductions	.61%	.61%	.62%	.62%	.62%
Net investment income (loss)	.57%	.51%	.48%	.85%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$57,758	$49,283	$31,800	$42,787	$46,490
Portfolio turnover rate G	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended December 31, 2022

1. Organization.
Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$356,789,841
Gross unrealized depreciation	(71,251,823)
Net unrealized appreciation (depreciation)	$285,538,018
Tax Cost	$1,073,909,033

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$2,952,416
Net unrealized appreciation (depreciation) on securities and other investments	$285,534,092

The Fund intends to elect to defer to its next fiscal year $441,042 of ordinary losses recognized during the period January 1, 2022 to December 31, 2022.

The tax character of distributions paid was as follows:

	December 31, 2022	December 31, 2021
Ordinary Income	$1,889,448	$11,397,180
Long-term Capital Gains	74,040,066	275,697,195
Total	$75,929,514	$287,094,375

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mid Cap II Fund	483,096,878	604,354,397
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,739,170	$20,933
Class M	.25%	.25%	1,445,888	5,034
Class C	.75%	.25%	517,525	38,201
			$3,702,583	$64,168

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$91,367
Class M	6,261
Class C A	1,204
$98,832

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,317,949.19
Class M	526,069.18
Class C	134,961.26
Class I	569,852.17
Class Z	20,709.04
	$2,569,540

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Mid Cap II Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Mid Cap II Fund	$13,691

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Mid Cap II Fund	31,868,540	48,023,983	(4,308,074)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Mid Cap II Fund	$2,578

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Mid Cap II Fund	$4,861	$1	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $147.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $48,521.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Advisor Mid Cap II Fund
Distributions to shareholders
Class A	$36,530,872	$136,312,735
Class M	15,450,188	59,318,927
Class C	3,133,450	14,343,204
Class I	17,823,956	69,428,652
Class Z	2,991,048	7,690,857
Total	$75,929,514	$287,094,375

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021
Fidelity Advisor Mid Cap II Fund
Class A
Shares sold	2,324,758	4,171,673	$47,097,318	$102,603,925
Reinvestment of distributions	1,804,127	5,736,614	35,874,367	133,540,705
Shares redeemed	(4,998,833)	(4,577,031)	(99,756,816)	(113,256,006)
Net increase (decrease)	(869,948)	5,331,256	$(16,785,131)	$122,888,624
Class M
Shares sold	1,422,631	1,662,949	$27,915,770	$39,862,212
Reinvestment of distributions	798,389	2,608,301	15,296,996	58,701,328
Shares redeemed	(2,775,384)	(3,037,870)	(53,967,254)	(72,845,336)
Net increase (decrease)	(554,364)	1,233,380	$(10,754,488)	$25,718,204
Class C
Shares sold	290,945	348,231	$4,873,060	$7,371,376
Reinvestment of distributions	189,178	723,745	3,116,273	14,251,642
Shares redeemed	(1,087,350)	(2,451,596)	(18,200,262)	(51,300,838)
Net increase (decrease)	(607,227)	(1,379,620)	$(10,210,929)	$(29,677,820)
Class I
Shares sold	2,501,214	2,099,824	$52,971,782	$53,902,147
Reinvestment of distributions	832,408	2,751,786	17,303,596	66,798,168
Shares redeemed	(4,867,000)	(3,955,986)	(101,306,569)	(101,891,918)
Net increase (decrease)	(1,533,378)	895,624	$(31,031,191)	$18,808,397
Class Z
Shares sold	1,406,084	849,609	$28,997,627	$22,538,013
Reinvestment of distributions	130,505	280,154	2,683,616	6,782,143
Shares redeemed	(630,865)	(483,012)	(12,887,693)	(12,463,886)
Net increase (decrease)	905,724	646,751	$18,793,550	$16,856,270

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Mid Cap II Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments as of December 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 318 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity ® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity ® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean's Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity ® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period- C July 1, 2022 to December 31, 2022
Fidelity Advisor® Mid Cap II Fund
Class A	1.01%
Actual		$ 1,000	$ 1,079.40	$ 5.29
Hypothetical- B		$ 1,000	$ 1,020.11	$ 5.14
Class M	1.25%
Actual		$ 1,000	$ 1,078.10	$ 6.55
Hypothetical- B		$ 1,000	$ 1,018.90	$ 6.36
Class C	1.82%
Actual		$ 1,000	$ 1,074.70	$ 9.52
Hypothetical- B		$ 1,000	$ 1,016.03	$ 9.25
Class I	.73%
Actual		$ 1,000	$ 1,080.80	$ 3.83
Hypothetical- B		$ 1,000	$ 1,021.53	$ 3.72
Class Z	.61%
Actual		$ 1,000	$ 1,081.30	$ 3.20
Hypothetical- B		$ 1,000	$ 1,022.13	$ 3.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2022, $60,932,217, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class I and Class Z designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.801442.118
AMP-ANN-0323

Item 2.

Code of Ethics

As of the end of the period, December 31, 2022, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$38,900	$-	$7,300	$900

December 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$37,900	$-	$7,300	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2022A	December 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2022A	December 31, 2021A
Deloitte Entities	$465,800	$529,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 21, 2023